Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Line Items]
Accrued compensation	$ 1,608	$ 4,462
Direct container expense	1,040	2,077
Interest payable	2,844	3,964
Other	1,324	1,432
Total accrued expenses	$ 6,816	$ 11,935